N-2	Sep. 27, 2022
Cover [Abstract]
Entity Central Index Key	0001288992
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	EATON VANCE FLOATING-RATE INCOME TRUST
Entity Address, Address Line One	Two International Place
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	482-8260
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Two International Place
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
Contact Personnel Name	Deidre E. Walsh